Financial instruments related to commodity contracts - Offsetting of financial assets and financial liabilities (Details) - Financial instruments related to commodity contracts - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial structure, financial costs and financial instruments
Gross value before offsetting - assets	$ 5,167	$ 4,053	$ 2,436
Gross value before offsetting - liabilities	(5,709)	(4,751)	(2,243)
Amounts offset - assets	(376)	(1,322)	(449)
Amounts offset - liabilities	376	1,322	449
Net balance sheet value presented - assets	4,791	2,731	1,987
Net balance sheet value presented - liabilities	(5,333)	(3,429)	(1,794)
Other amounts not offset - collateral received	(625)		(23)
Other amounts not offset - collateral pledged		327
Net carrying amount after other amounts not offset	(1,167)	(371)	170
Fair value	(542)	(698)	193
Fair value after other amounts not offset	(1,167)	(371)	170
Crude oil, petroleum products and freight rates activities
Financial structure, financial costs and financial instruments
Gross value before offsetting - assets	525	1,414	637
Gross value before offsetting - liabilities	(807)	(1,697)	(860)
Amounts offset - assets	(76)	(884)	(321)
Amounts offset - liabilities	76	884	321
Net balance sheet value presented - assets	449	530	316
Net balance sheet value presented - liabilities	(731)	(813)	(539)
Other amounts not offset - collateral received		(118)
Other amounts not offset - collateral pledged	147		63
Net carrying amount after other amounts not offset	(135)	(401)	(160)
Fair value	(282)	(283)	(223)	$ 130
Fair value after other amounts not offset	$ (135)	(401)	(160)
Maximum maturity of most derivatives	1 year
Crude oil, petroleum products and freight rates activities | Swaps
Financial structure, financial costs and financial instruments
Gross value before offsetting - assets	$ 152	389	244
Gross value before offsetting - liabilities	(244)	(272)	(333)
Amounts offset - assets	(73)	(140)	(102)
Amounts offset - liabilities	73	140	102
Net balance sheet value presented - assets	79	249	142
Net balance sheet value presented - liabilities	(171)	(132)	(231)
Net carrying amount	(92)	117	(89)
Fair value	(92)	117	(89)
Crude oil, petroleum products and freight rates activities | Forwards
Financial structure, financial costs and financial instruments
Gross value before offsetting - assets	300	243	109
Gross value before offsetting - liabilities	(297)	(373)	(113)
Amounts offset - assets	(3)	(59)	(12)
Amounts offset - liabilities	3	59	12
Net balance sheet value presented - assets	297	184	97
Net balance sheet value presented - liabilities	(294)	(314)	(101)
Net carrying amount	3	(130)	(4)
Fair value	3	(130)	(4)
Crude oil, petroleum products and freight rates activities | Options
Financial structure, financial costs and financial instruments
Gross value before offsetting - assets	73	243	82
Gross value before offsetting - liabilities	(106)	(363)	(163)
Amounts offset - assets		(156)	(52)
Amounts offset - liabilities		156	52
Net balance sheet value presented - assets	73	87	30
Net balance sheet value presented - liabilities	(106)	(207)	(111)
Net carrying amount	(33)	(120)	(81)
Fair value	(33)	(120)	(81)
Crude oil, petroleum products and freight rates activities | Futures
Financial structure, financial costs and financial instruments
Gross value before offsetting - assets		10
Net balance sheet value presented - assets		10
Net carrying amount		10
Fair value		10
Crude oil, petroleum products and freight rates activities | Options on futures
Financial structure, financial costs and financial instruments
Gross value before offsetting - assets		529	202
Gross value before offsetting - liabilities	(160)	(689)	(251)
Amounts offset - assets		(529)	(155)
Amounts offset - liabilities		529	155
Net balance sheet value presented - assets			47
Net balance sheet value presented - liabilities	(160)	(160)	(96)
Net carrying amount	(160)	(160)	(49)
Fair value	(160)	(160)	(49)
Integrated Gas, Renewables & Power activities
Financial structure, financial costs and financial instruments
Gross value before offsetting - assets	4,642	2,639	1,799
Gross value before offsetting - liabilities	(4,902)	(3,054)	(1,383)
Amounts offset - assets	(300)	(438)	(128)
Amounts offset - liabilities	300	438	128
Net balance sheet value presented - assets	4,342	2,201	1,671
Net balance sheet value presented - liabilities	(4,602)	(2,616)	(1,255)
Other amounts not offset - collateral received	(772)		(86)
Other amounts not offset - collateral pledged		445
Net carrying amount after other amounts not offset	(1,032)	30	330
Fair value	(260)	(415)	416	$ 218
Fair value after other amounts not offset	(1,032)	30	330
Integrated Gas, Renewables & Power activities | Swaps
Financial structure, financial costs and financial instruments
Gross value before offsetting - assets	469	18	76
Gross value before offsetting - liabilities	9	(624)	(7)
Amounts offset - assets	39	(6)	(3)
Amounts offset - liabilities	(39)	6	3
Net balance sheet value presented - assets	508	12	73
Net balance sheet value presented - liabilities	(30)	(618)	(4)
Net carrying amount	478	(606)	69
Fair value	478	(606)	69
Integrated Gas, Renewables & Power activities | Forwards
Financial structure, financial costs and financial instruments
Gross value before offsetting - assets	4,080	2,492	1,717
Gross value before offsetting - liabilities	(4,831)	(2,285)	(1,345)
Amounts offset - assets	(296)	(316)	(92)
Amounts offset - liabilities	296	316	92
Net balance sheet value presented - assets	3,784	2,176	1,625
Net balance sheet value presented - liabilities	(4,535)	(1,969)	(1,253)
Net carrying amount	(751)	207	372
Fair value	(751)	207	372
Integrated Gas, Renewables & Power activities | Options
Financial structure, financial costs and financial instruments
Gross value before offsetting - assets	76	3	6
Gross value before offsetting - liabilities	(37)	(20)	(30)
Amounts offset - assets	(28)	(18)	(33)
Amounts offset - liabilities	28	18	33
Net balance sheet value presented - assets	48	(15)	(27)
Net balance sheet value presented - liabilities	(9)	(2)	3
Net carrying amount	39	(17)	(24)
Fair value	39	(17)	(24)
Integrated Gas, Renewables & Power activities | Futures
Financial structure, financial costs and financial instruments
Gross value before offsetting - assets	17	126
Gross value before offsetting - liabilities	(43)	(125)	(1)
Amounts offset - assets	(15)	(98)
Amounts offset - liabilities	15	98
Net balance sheet value presented - assets	2	28
Net balance sheet value presented - liabilities	(28)	(27)	(1)
Net carrying amount	(26)	1	(1)
Fair value	$ (26)	$ 1	$ (1)